Schedule of Inventories, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Inventory Disclosure [Abstract]
Raw materials and spare parts	$ 3,996	$ 3,882	$ 4,619
Work in process	4,585	4,769	1,105
Finished goods	2,524	1,283	613
Less: reserves	(2,091)	(2,104)	(1,487)
Total inventories, net	$ 9,014	$ 7,830	$ 4,850